Annual Total Returns (Vanguard Total Bond Market II Index Fund - Institutional Shares Institutional) (Vanguard Total Bond Market II Index Fund, Vanguard Total Bond Market II Index Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Annual Total Return
2012	3.99%
2011	7.67%
2010	6.47%